UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10120

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 98.2%
Australia 8.5%
AGL Energy Ltd.	14,599	201,175
Alumina Ltd.	79,592	124,983
Amcor Ltd.	40,641	237,951
AMP Ltd.	65,079	373,352
Aristocrat Leisure Ltd.	11,798	48,977
Arrow Energy Ltd.*	18,961	87,310
Asciano Group*	92,913	161,225
ASX Ltd.	5,591	173,899
Australia & New Zealand Banking Group Ltd.	81,726	1,897,534
AXA Asia Pacific Holdings Ltd.	33,176	192,209
Bendigo & Adelaide Bank Ltd.	11,335	103,871
BHP Billiton Ltd.	109,531	4,394,639
Billabong International Ltd.	6,561	67,680
BlueScope Steel Ltd.*	59,528	158,474
Boral Ltd.	19,594	100,689
Brambles Ltd.	45,773	308,738
Caltex Australia Ltd.	4,908	50,825
CFS Retail Property Trust (REIT)	60,207	103,452
Coca-Cola Amatil Ltd.	18,212	187,774
Cochlear Ltd.	1,919	128,141
Commonwealth Bank of Australia	49,570	2,556,039
Computershare Ltd.	14,173	162,595
Crown Ltd.	16,216	121,563
CSL Ltd.	19,621	655,481
CSR Ltd.	46,885	70,771
Dexus Property Group (REIT)	157,947	117,324
Energy Resources of Australia Ltd.	2,169	37,564
Fairfax Media Ltd.	67,598	111,453
Fortescue Metals Group Ltd.*	41,614	186,440
Foster's Group Ltd.	63,001	305,149
Goodman Fielder Ltd.	41,961	54,908
Goodman Group (REIT)	194,801	116,873
GPT Group (REIT)	279,047	147,024
Harvey Norman Holdings Ltd.	16,119	53,443
Incitec Pivot Ltd.	51,217	162,551
Insurance Australia Group Ltd.	68,457	243,278
Intoll Group (Units)	73,692	75,611
Leighton Holdings Ltd.	4,857	173,507
Lend Lease Group	17,355	137,928
Macquarie Group Ltd.	10,859	469,495
MAp Group	23,171	65,562
Metcash Ltd.	24,904	94,545
Mirvac Group (REIT)	82,305	111,175
National Australia Bank Ltd.	68,391	1,723,672
Newcrest Mining Ltd.	15,742	474,317
Nufarm Ltd.	5,690	42,817
OneSteel Ltd.	43,301	154,582
Orica Ltd.	11,753	288,368
Origin Energy Ltd.	28,523	432,520
OZ Minerals Ltd.*	101,699	106,529
Paladin Energy Ltd.*	21,041	76,056
Qantas Airways Ltd.*	37,279	96,974
QBE Insurance Group Ltd.	33,039	630,442
Rio Tinto Ltd.	14,239	1,020,584
Santos Ltd.	27,077	363,534
Sims Metal Management Ltd.	4,902	96,554
Sonic Healthcare Ltd.	11,975	157,528
SP Ausnet	43,189	35,846
Stockland (REIT)	77,667	283,879
Suncorp-Metway Ltd.	41,011	320,795
TABCORP Holdings Ltd.	19,699	124,594
Tatts Group Ltd.	39,349	88,750
Telstra Corp., Ltd.	142,148	389,682
Toll Holdings Ltd.	21,554	146,495
Transurban Group (Units)	38,718	179,331
Wesfarmers Ltd.	32,758	953,900
Wesfarmers Ltd. (PPS)	4,956	144,701
Westfield Group (REIT) (Units)	67,741	748,544
Westpac Banking Corp.	98,387	2,508,578
Woodside Petroleum Ltd.	17,545	753,771
Woolworths Ltd.	40,010	1,026,997
WorleyParsons Ltd.	5,544	129,164

(Cost $15,713,656)		28,832,681
Austria 0.3%
Erste Group Bank AG	5,703	239,383
Immoeast AG* (a)	13,593	74,604
Oesterreichische Elektrizitaetswirtschafts AG "A" (a)	2,623	104,214
OMV AG	4,838	181,675
Raiffeisen International Bank-Holding AG	1,720	81,695
Telekom Austria AG	10,119	141,527
Vienna Insurance Group	1,339	70,670
Voestalpine AG	3,775	152,976

(Cost $876,900)		1,046,744
Belgium 0.9%
Anheuser-Busch InBev NV	23,557	1,187,592
Belgacom SA	4,972	194,358
Colruyt SA	475	116,951
Compagnie Nationale a Portefeuille	1,055	55,269
Delhaize Group SA	3,282	263,967
Dexia SA*	17,794	106,039
Fortis*	72,914	259,325
Groupe Bruxelles Lambert SA	2,644	233,516
KBC GROEP NV*	5,254	254,185
Mobistar SA	982	60,389
Solvay SA	1,952	200,484
UCB SA	3,289	140,985
Umicore	3,729	130,044

(Cost $3,467,237)		3,203,104
Bermuda 0.1%
Seadrill Ltd. (Cost $148,908)	9,100	212,613
Channel Islands 0.1%
Randgold Resources Ltd.	2,920	223,759
Resolution Ltd.*	78,702	97,887

(Cost $338,968)		321,646
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $143,544)	18,698	118,372
Denmark 0.9%
A P Moller-Maersk AS "A"	18	130,741
A P Moller-Maersk AS "B"	43	327,182
Carlsberg AS "B" (a)	3,495	293,539
Coloplast AS "B"	706	77,717
Danske Bank AS*	14,822	365,007
DSV AS	7,038	125,908
H. Lundbeck AS	1,911	36,007
Novo Nordisk AS "B" (a)	14,221	1,103,080
Novozymes AS "B" (a)	1,459	161,362
Topdanmark AS*	466	60,699
Trygvesta AS	765	50,489
Vestas Wind Systems AS*	6,647	363,170
William Demant Holding AS*	765	54,123

(Cost $1,387,541)		3,149,024
Finland 1.2%
Elisa Oyj*	4,344	89,630
Fortum Oyj (a)	14,503	354,969
Kesko Oyj "B"	2,146	84,520
Kone Oyj "B"	5,016	207,443
Metso Corp. (a)	4,186	134,915
Neste Oil Oyj	4,336	75,528
Nokia Oyj	122,323	1,902,278
Nokian Renkaat Oyj	3,476	90,196
Orion Oyj "B"	2,903	64,195
Outokumpu Oyj (a)	3,639	79,995
Pohjola Bank PLC (a)	4,517	50,816
Rautaruukki Oyj (a)	2,751	59,521
Sampo Oyj "A" (a)	13,716	364,187
Sanoma Oyj (a)	2,631	58,309
Stora Enso Oyj "R"*	18,391	140,299
UPM-Kymmene Oyj (a)	16,995	225,788
Wartsila Corp.	2,703	137,042

(Cost $3,078,081)		4,119,631
France 9.9%
Accor SA	4,781	264,167
Aeroports de Paris	992	81,616
Air France-KLM*	4,418	69,923
Air Liquide SA	8,191	982,047
Alcatel-Lucent*	75,672	238,519
Alstom SA	6,587	411,263
Atos Origin SA*	1,481	74,276
AXA SA	55,404	1,231,027
bioMerieux	449	51,532
BNP Paribas	30,905	2,370,902
Bouygues SA	7,294	367,117
Bureau Veritas SA	1,601	85,000
Cap Gemini SA	4,790	236,170
Carrefour SA	20,710	999,190
Casino Guichard-Perrachon SA	1,799	152,162
Christian Dior SA	2,074	221,013
CNP Assurances	1,211	114,277
Compagnie de Saint-Gobain	12,561	602,566
Compagnie Generale de Geophysique-Veritas*	4,575	129,552
Compagnie Generale des Etablissements Michelin "B"	4,819	354,596
Credit Agricole SA	30,280	529,456
DANONE SA	17,961	1,082,773
Dassault Systemes SA	2,049	121,315
Eiffage SA	1,318	68,224
Electricite de France	7,846	428,470
Eramet	158	54,457
Essilor International SA	6,562	418,631
Eurazeo	902	62,623
Eutelsat Communications	3,242	115,165
Fonciere des Regions (REIT)	758	83,545
France Telecom SA	60,527	1,449,576
GDF Suez	40,575	1,568,694
GDF Suez (VVPR Strip)*	2,982	4
Gecina SA (REIT)	642	71,009
Groupe Eurotunnel SA (Registered)	15,556	158,630
Hermes International	1,726	239,929
Icade (REIT)	640	71,350
Iliad SA	531	54,713
Imerys SA	1,051	64,838
Ipsen SA	820	40,051
JC Decaux SA*	2,083	58,162
Klepierre (REIT)	2,965	116,345
L'Oreal SA	7,822	821,823
Lafarge SA	6,522	458,145
Lagardere SCA	3,853	156,074
Legrand SA	3,422	107,987
LVMH Moet Hennessy Louis Vuitton SA	7,996	933,242
M6 Metropole Television	2,109	54,483
Natixis*	28,460	153,353
Neopost SA	1,081	86,433
PagesJaunes Groupe	4,261	48,963
Pernod Ricard SA	6,585	558,663
PPR	2,478	329,510
PSA Peugeot Citroen*	4,963	146,383
Publicis Groupe	3,764	161,170
Renault SA*	6,044	283,803
Safran SA	6,118	159,599
Sanofi-Aventis	34,352	2,564,693
Schneider Electric SA	7,692	900,905
SCOR SE	5,501	138,891
Societe BIC SA	873	66,806
Societe des Autoroutes Paris-Rhin-Rhone*	739	53,162
Societe Generale	20,524	1,289,339
Societe Television Francaise 1	4,061	75,236
Sodexo	3,136	187,561
Suez Environnement Co.	8,798	202,215
Technip SA	3,382	274,535
Thales SA	2,917	116,985
Total SA	68,937	4,003,568
Unibail-Rodamco SE (REIT)	2,881	583,313
Vallourec SA	1,875	378,593
Veolia Environnement	12,895	448,337
Vinci SA	14,314	844,383
Vivendi	39,961	1,070,731

(Cost $26,600,144)		33,553,759
Germany 7.3%
Adidas AG	6,336	338,322
Allianz SE (Registered)	14,788	1,854,954
BASF SE	29,993	1,861,106
Bayer AG	26,991	1,826,114
Bayerische Motoren Werke (BMW) AG	10,808	498,138
Beiersdorf AG	2,886	172,411
Celesio AG	2,769	88,535
Commerzbank AG* (a)	22,801	195,408
Daimler AG (Registered)	29,531	1,390,685
Deutsche Bank AG (Registered) (b)	19,331	1,487,649
Deutsche Boerse AG	6,366	472,010
Deutsche Lufthansa AG (Registered)	7,493	124,322
Deutsche Post AG (Registered)	27,833	481,999
Deutsche Postbank AG*	2,893	92,766
Deutsche Telekom AG (Registered)	92,300	1,251,501
E.ON AG	62,064	2,292,056
Fraport AG	1,201	63,149
Fresenius Medical Care AG & Co. KGaA	6,283	354,545
Fresenius SE	917	68,287
GEA Group AG	5,092	118,065
Hamburger Hafen und Logistik AG	153	5,806
Hannover Rueckversicherung AG (Registered)*	1,966	97,126
HeidelbergCement AG	4,626	258,186
Henkel AG & Co. KGaA	4,161	192,706
Hochtief AG	1,369	114,882
Infineon Technologies AG*	36,505	253,607
K+S AG	5,583	339,005
Linde AG	4,958	590,610
MAN SE	3,450	288,884
Merck KGaA	2,109	170,826
Metro AG	3,702	219,624
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,443	1,045,807
Puma AG Rudolf Dassler Sport	163	51,658
RWE AG	13,623	1,207,511
Salzgitter AG	1,276	118,214
SAP AG	28,113	1,362,060
Siemens AG (Registered)	26,857	2,690,722
Solarworld AG (a)	2,895	43,589
Suedzucker AG	2,167	47,836
ThyssenKrupp AG	10,893	374,668
TUI AG*	4,516	50,816
United Internet AG (Registered)*	4,116	62,393
Volkswagen AG	961	92,866
Wacker Chemie AG	530	78,912

(Cost $18,010,551)		24,790,336
Greece 0.4%
Alpha Bank AE*	15,231	145,531
Coca-Cola Hellenic Bottling Co. SA	5,809	155,735
EFG Eurobank Ergasias*	10,528	96,911
Hellenic Petroleum SA	2,959	33,915
Hellenic Telecommunications Organization SA	7,725	96,232
Marfin Investment Group SA*	21,790	50,307
National Bank of Greece SA*	19,826	400,869
OPAP SA	7,331	166,848
Piraeus Bank SA	10,105	88,489
Public Power Corp. SA*	3,970	70,214
Titan Cement Co. SA	1,949	51,837

(Cost $1,671,739)		1,356,888
Hong Kong 2.4%
ASM Pacific Technology Ltd.	6,400	60,359
Bank of East Asia Ltd.	48,794	180,704
BOC Hong Kong (Holdings) Ltd.	119,321	284,143
Cathay Pacific Airways Ltd.*	39,000	81,916
Cheung Kong (Holdings) Ltd.	45,000	578,785
Cheung Kong Infrastructure Holdings Ltd.	15,000	57,721
Chinese Estates Holdings Ltd.	20,143	33,779
CLP Holdings Ltd.	66,274	473,166
Esprit Holdings Ltd.	37,425	294,594
Foxconn International Holdings Ltd.*	66,000	69,583
Genting Singapore PLC*	150,995	95,266
Hang Lung Group Ltd.	27,000	142,656
Hang Lung Properties Ltd.	68,000	272,825
Hang Seng Bank Ltd.	25,000	348,812
Henderson Land Development Co., Ltd.	34,672	244,363
Hong Kong & China Gas Co., Ltd.	127,242	317,196
Hong Kong Aircraft Engineering Co., Ltd.	2,400	30,276
Hong Kong Exchanges & Clearing Ltd.	33,400	556,457
HongKong Electric Holdings Ltd.	45,500	269,593
Hopewell Holdings Ltd.	18,500	54,863
Hutchison Whampoa Ltd.	70,100	511,878
Hysan Development Co., Ltd.	20,243	58,307
Kerry Properties Ltd.	22,432	120,115
Li & Fung Ltd.	73,120	358,160
Lifestyle International Holdings Ltd.	20,500	36,908
Link (REIT)	68,701	168,671
Mongolia Energy Corp., Ltd.*	99,631	45,818
MTR Corp., Ltd.	46,991	176,911
New World Development Co., Ltd.	82,036	160,020
Noble Group Ltd.	50,400	109,925
NWS Holdings Ltd.	27,000	53,744
Orient Overseas International Ltd.	7,900	58,408
PCCW Ltd.	122,000	36,300
Shangri-La Asia Ltd.	42,499	82,969
Sino Land Co., Ltd.	55,198	108,384
Sun Hung Kai Properties Ltd.	46,297	694,580
Swire Pacific Ltd. "A"	25,000	301,400
Television Broadcasts Ltd.	9,000	43,339
Wharf Holdings Ltd.	44,864	254,325
Wheelock & Co., Ltd.	30,000	88,071
Wing Hang Bank Ltd.	6,000	54,696
Yue Yuen Industrial (Holdings) Ltd.	21,000	73,443

(Cost $5,272,923)		8,043,429
Ireland 0.4%
CRH PLC (c)	17,512	436,937
CRH PLC (c)	5,107	127,663
Elan Corp. PLC*	15,766	119,012
Experian PLC	33,517	329,499
Kerry Group PLC "A" (c)	4,107	127,874
Kerry Group PLC "A" (c)	468	14,535
Ryanair Holdings PLC*	10,294	51,278

(Cost $1,037,414)		1,206,798
Italy 3.1%
A2A SpA	34,674	64,988
Assicurazioni Generali SpA	38,136	914,687
Atlantia SpA	8,416	196,620
Autogrill SpA*	3,093	37,595
Banca Carige SpA	20,481	55,989
Banca Monte dei Paschi di Siena SpA	69,737	103,174
Banca Popolare di Milano Scarl	12,869	80,015
Banco Popolare Societa Cooperativa*	20,894	145,191
Enel SpA	215,171	1,201,828
Eni SpA	84,965	1,995,334
EXOR SpA	2,149	37,297
Fiat SpA*	24,956	325,470
Finmeccanica SpA	13,210	176,054
Fondiaria-Sai SpA	2,009	30,205
Intesa Sanpaolo*	251,456	935,684
Intesa Sanpaolo (RSP)	30,447	91,095
Italcementi SpA	2,108	24,395
Luxottica Group SpA	3,787	101,370
Mediaset SpA	23,810	204,798
Mediobanca SpA*	15,224	163,473
Mediolanum SpA (a)	7,570	44,268
Parmalat SpA (a)	54,425	149,416
Pirelli & C. SpA*	84,527	52,026
Prysmian SpA (a)	3,511	68,899
Saipem SpA	8,623	334,145
Snam Rete Gas SpA	46,514	235,601
Telecom Italia SpA	327,715	472,393
Telecom Italia SpA (RSP)	196,840	222,195
Terna - Rete Elettrica Nationale SpA (a)	42,843	185,514
UBI Banca - Unione di Banche Italiane ScpA	18,829	253,894
UniCredit SpA*	534,660	1,578,089
Unipol Gruppo Finanziario SpA*	24,069	27,150

(Cost $10,607,910)		10,508,852
Japan 21.9%
ABC-Mart, Inc.	800	25,583
ACOM Co., Ltd.	1,170	19,154
Advantest Corp.	5,300	131,782
AEON Co., Ltd.	21,100	238,748
Aeon Credit Service Co., Ltd.	2,730	32,423
AEON Mall Co., Ltd.	2,600	54,849
Aioi Insurance Co., Ltd.	16,000	82,490
Air Water, Inc.	4,553	52,124
Aisin Seiki Co., Ltd.	6,300	188,786
Ajinomoto Co., Inc.	22,000	217,989
Alfresa Holdings Corp.	1,200	51,739
All Nippon Airways Co., Ltd.*	29,000	82,842
Amada Co., Ltd.	11,000	92,296
Aozora Bank Ltd.	24,000	33,901
Asahi Breweries Ltd.	12,700	237,487
Asahi Glass Co., Ltd.	33,000	370,180
Asahi Kasei Corp.	41,000	220,393
ASICS Corp.	5,000	48,888
Astellas Pharma, Inc.	14,700	532,391
Benesse Holdings, Inc.	2,400	103,801
Bridgestone Corp.	19,900	339,869
Brother Industries Ltd.	7,200	86,594
Canon Marketing Japan, Inc.	2,000	27,238
Canon, Inc.	34,700	1,604,148
Casio Computer Co., Ltd.	7,700	59,249
Central Japan Railway Co.	49	373,244
Chiyoda Corp.	5,065	50,045
Chubu Electric Power Co., Inc.	21,600	540,014
Chugai Pharmaceutical Co., Ltd.	7,300	137,141
Chugoku Electric Power Co., Inc.	9,100	180,870
Chuo Mitsui Trust Holdings, Inc.	30,100	112,572
Citizen Holdings Co., Ltd.	9,300	63,606
Coca-Cola West Co., Ltd.	1,800	29,442
Cosmo Oil Co., Ltd.	19,000	45,952
Credit Saison Co., Ltd.	5,100	79,151
Dai Nippon Printing Co., Ltd.	18,000	242,317
Daicel Chemical Industries Ltd.	9,000	61,585
Daido Steel Co., Ltd.	8,000	33,647
Daihatsu Motor Co., Ltd.	6,000	57,328
Daiichi Sankyo Co., Ltd.	22,000	412,147
Daikin Industries Ltd.	7,700	315,242
Dainippon Sumitomo Pharma Co., Ltd.	5,200	47,629
Daito Trust Construction Co., Ltd.	2,500	120,623
Daiwa House Industry Co., Ltd.	17,000	191,905
Daiwa Securities Group, Inc.	55,000	289,579
DeNA Co., Ltd.	9	66,547
Denki Kagaku Kogyo Kabushiki Kaisha	15,000	64,534
Denso Corp.	15,800	470,900
Dentsu, Inc.	5,500	144,628
Dowa Holdings Co., Ltd.	9,450	56,950
East Japan Railway Co.	11,139	774,264
Eisai Co., Ltd.	8,300	295,714
Electric Power Development Co., Ltd.	4,300	141,480
Elpida Memory, Inc.*	5,800	113,553
FamilyMart Co., Ltd.	1,900	60,375
FANUC Ltd.	6,300	668,830
Fast Retailing Co., Ltd.	1,600	277,901
Fuji Electric Holdings Co., Ltd.*	20,000	54,580
Fuji Heavy Industries Ltd.*	19,000	97,860
Fuji Media Holdings, Inc.	14	20,676
Fujifilm Holdings Corp.	15,100	520,359
Fujitsu Ltd.	61,000	397,750
Fukuoka Financial Group, Inc.	26,000	109,995
GS Yuasa Corp. (a)	12,000	81,045
Hakuhodo Dy Holdings, Inc.	760	40,009
Hankyu Hanshin Holdings, Inc.	37,200	172,319
Hino Motors Ltd.*	9,000	37,829
Hirose Electric Co., Ltd.	1,000	114,943
Hisamitsu Pharmaceutical Co., Inc.	2,200	81,729
Hitachi Chemical Co., Ltd.	3,400	73,490
Hitachi Construction Machinery Co., Ltd.	3,500	82,753
Hitachi High-Technologies Corp.	2,200	50,490
Hitachi Ltd.*	145,000	540,501
Hitachi Metals Ltd.	5,000	52,601
Hokkaido Electric Power Co., Inc.	6,000	115,142
Hokuhoku Financial Group, Inc.	41,000	89,925
Hokuriku Electric Power Co.	6,100	134,110
Honda Motor Co., Ltd.	53,900	1,904,271
Hoya Corp.	13,500	369,773
IBIDEN Co., Ltd.	4,200	144,735
Idemitsu Kosan Co., Ltd.	700	52,851
IHI Corp.	43,000	78,694
INPEX Corp.	27	198,206
Isetan Mitsukoshi Holdings Ltd.	12,120	130,077
Isuzu Motors Ltd.*	39,000	105,612
ITO EN Ltd.	2,200	34,057
Itochu Corp.	49,000	429,526
Itochu Techno-Solutions Corp.	800	26,205
J. Front Retailing Co., Ltd.	16,000	94,168
JAFCO Co., Ltd.	1,100	28,906
Japan Petroleum Exploration Co., Ltd.	900	45,485
Japan Prime Realty Investment Corp. (REIT)	18	40,075
Japan Real Estate Investment Corp. (REIT)	15	127,831
Japan Retail Fund Investment Corp. (REIT)	44	51,783
Japan Steel Works Ltd.	11,000	125,425
Japan Tobacco, Inc.	147	544,855
JFE Holdings, Inc.	16,125	646,620
JGC Corp.	7,000	124,961
JS Group Corp.	8,148	165,912
JSR Corp.	5,800	121,228
JTEKT Corp.	6,200	73,263
Jupiter Telecommunications Co., Ltd. (a)	79	91,286
Kajima Corp.	27,000	66,170
Kamigumi Co., Ltd.	9,000	72,215
Kaneka Corp.	10,000	64,844
Kansai Electric Power Co., Inc.	24,900	570,536
Kansai Paint Co., Ltd.	7,000	57,071
Kao Corp.	17,600	445,234
Kawasaki Heavy Industries Ltd.	46,000	127,003
Kawasaki Kisen Kaisha Ltd.*	19,000	75,478
KDDI Corp.	95	491,598
Keihin Electric Express Railway Co., Ltd.	14,000	115,024
Keio Corp.	19,000	128,277
Keisei Electric Railway Co., Ltd.	9,000	54,788
Keyence Corp.	1,370	326,268
Kikkoman Corp.	5,000	58,529
Kinden Corp.	4,000	35,049
Kintetsu Corp. (a)	52,900	164,682
Kirin Holdings Co., Ltd.	27,000	397,059
Kobe Steel Ltd.	82,000	175,527
Koito Manufacturing Co., Ltd.	3,158	46,910
Komatsu Ltd.	31,000	650,317
Konami Corp.	3,000	57,805
Konica Minolta Holdings, Inc.	15,500	180,969
Kubota Corp.	36,000	328,229
Kuraray Co., Ltd.	11,500	154,157
Kurita Water Industries Ltd.	3,700	104,717
Kyocera Corp.	5,300	517,399
Kyowa Hakko Kirin Co., Ltd.	8,910	91,899
Kyushu Electric Power Co., Inc.	12,400	269,937
Lawson, Inc.	2,100	89,565
Mabuchi Motor Co., Ltd.	900	51,810
Makita Corp.	3,600	117,988
Marubeni Corp.	54,000	335,806
Marui Group Co., Ltd.	7,200	52,081
Maruichi Steel Tube Ltd.	1,000	20,272
Matsui Securities Co., Ltd.	3,900	27,747
Mazda Motor Corp.	48,000	135,123
McDonald's Holdings Co. (Japan), Ltd.	2,200	44,648
Medipal Holdings Corp.	5,100	60,400
MEIJI Holdings Co., Ltd.	2,200	85,442
Minebea Co., Ltd.	12,000	73,068
Mitsubishi Chemical Holdings Corp.	39,500	202,017
Mitsubishi Corp.	41,500	1,088,326
Mitsubishi Electric Corp.	63,000	579,117
Mitsubishi Estate Co., Ltd.	39,000	638,464
Mitsubishi Gas Chemical Co., Inc.	13,000	78,327
Mitsubishi Heavy Industries Ltd.	100,000	412,066
Mitsubishi Logistics Corp.	4,000	49,666
Mitsubishi Materials Corp.*	35,000	100,765
Mitsubishi Motors Corp.* (a)	116,000	157,629
Mitsubishi Tanabe Pharma Corp.	7,000	98,749
Mitsubishi UFJ Financial Group, Inc.	410,600	2,142,640
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	69,129
Mitsui & Co., Ltd.	56,600	950,316
Mitsui Chemicals, Inc.	19,000	57,549
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	59,843
Mitsui Fudosan Co., Ltd.	27,000	458,562
Mitsui Mining & Smelting Co., Ltd.	19,000	56,946
Mitsui O.S.K Lines Ltd.	37,000	264,407
Mitsui Sumitomo Insurance Group Holdings, Inc.	13,778	381,211
Mitsumi Electric Co., Ltd.	2,700	59,130
Mizuho Financial Group, Inc.	445,773	882,483
Mizuho Securities Co., Ltd.	19,000	60,093
Mizuho Trust & Banking Co., Ltd.*	49,000	49,062
Murata Manufacturing Co., Ltd.	7,000	397,731
Namco Bandai Holdings, Inc.	6,450	62,716
NEC Corp.	66,000	198,464
NGK Insulators Ltd.	8,000	163,277
NGK Spark Plug Co., Ltd.	5,000	67,959
NHK Spring Co., Ltd.	5,000	45,902
Nidec Corp.	3,600	386,078
Nikon Corp.	10,500	229,386
Nintendo Co., Ltd.	3,200	1,068,572
Nippon Building Fund, Inc. (REIT)	16	137,614
Nippon Electric Glass Co., Ltd.	11,000	154,129
Nippon Express Co., Ltd.	28,000	120,433
Nippon Meat Packers, Inc.	6,000	75,948
Nippon Mining Holdings, Inc.	28,500	133,217
Nippon Oil Corp.	41,000	206,557
Nippon Paper Group, Inc.	2,900	74,391
Nippon Sheet Glass Co., Ltd.	21,000	62,042
Nippon Steel Corp.	166,000	651,979
Nippon Telegraph & Telephone Corp.	16,938	713,264
Nippon Yusen Kabushiki Kaisha	37,000	145,540
NIPPONKOA Insurance Co., Ltd.	21,000	131,854
Nishi-Nippon City Bank Ltd.	22,000	64,960
Nissan Chemical Industries Ltd.	5,000	69,997
Nissan Motor Co., Ltd.*	81,100	695,313
Nissay Dowa General Insurance Co., Ltd.	6,000	30,998
Nissha Printing Co., Ltd.	881	34,410
Nisshin Seifun Group, Inc.	6,000	77,411
Nisshin Steel Co., Ltd.	22,000	45,914
Nisshinbo Holdings, Inc.	4,000	41,438
Nissin Foods Holdings Co., Ltd.	2,300	77,304
Nitori Co., Ltd.	1,200	91,112
Nitto Denko Corp.	5,400	208,721
NOK Corp.	3,300	49,691
Nomura Holdings, Inc.	116,400	853,763
Nomura Real Estate Holdings, Inc.	3,100	47,832
Nomura Real Estate Office Fund, Inc. (REIT)	9	50,474
Nomura Research Institute Ltd.	3,300	75,153
NSK Ltd.	15,000	118,494
NTN Corp.	15,000	67,741
NTT Data Corp.	42	139,996
NTT DoCoMo, Inc.	504	766,488
NTT Urban Development Corp.	39	32,845
Obayashi Corp.	21,000	92,774
OBIC Co., Ltd.	200	36,331
Odakyu Electric Railway Co., Ltd.	19,000	158,136
Oji Paper Co., Ltd.	28,000	122,822
Olympus Corp.	7,000	224,754
Omron Corp.	6,400	148,605
Ono Pharmaceutical Co., Ltd.	2,700	120,155
Oracle Corp.	1,300	60,201
Oriental Land Co., Ltd.	1,600	111,588
ORIX Corp.	3,400	300,861
Osaka Gas Co., Ltd.	64,000	229,357
Otsuka Corp.	500	31,679
Panasonic Corp.	63,914	980,560
Panasonic Electric Works Co., Ltd.	12,000	151,526
Rakuten, Inc.	236	170,442
Resona Holdings, Inc.	15,900	200,329
Ricoh Co., Ltd.	22,000	342,093
Rinnai Corp.	1,200	63,034
ROHM Co., Ltd.	3,200	238,993
Sankyo Co., Ltd.	1,700	84,122
Santen Pharmaceutical Co., Ltd.	2,400	71,948
Sanyo Electric Co., Ltd.*	56,000	89,857
Sapporo Hokuyo Holdings, Inc.	10,900	49,791
Sapporo Holdings Ltd.	8,000	41,777
SBI Holdings, Inc.	547	108,019
Secom Co., Ltd.	6,900	300,928
Sega Sammy Holdings, Inc.	6,800	82,359
Seiko Epson Corp.	4,600	71,097
Sekisui Chemical Co., Ltd.	14,000	94,982
Sekisui House Ltd.	18,000	179,221
Senshu Ikeda Holdings, Inc.	15,616	28,378
Seven & I Holdings Co., Ltd.	25,100	606,698
Seven Bank Ltd.	18	36,205
Sharp Corp.	33,000	412,842
Shikoku Electric Power Co., Inc.	6,000	170,024
Shimadzu Corp.	8,000	64,114
Shimamura Co., Ltd.	700	62,003
Shimano, Inc.	2,200	97,328
Shimizu Corp.	18,000	75,131
Shin-Etsu Chemical Co., Ltd.	13,400	778,690
Shinko Electric Industries Co., Ltd.	2,200	34,050
Shinsei Bank Ltd. (a)	30,000	36,111
Shionogi & Co., Ltd.	9,700	184,357
Shiseido Co., Ltd.	11,400	247,624
Showa Denko KK	45,000	101,616
Showa Shell Sekiyu KK	6,200	41,928
SMC Corp.	1,800	244,430
Softbank Corp.	24,700	608,706
Sojitz Corp.	42,200	81,740
Sompo Japan Insurance, Inc.	29,000	203,487
Sony Corp.	32,700	1,252,708
Sony Financial Holdings, Inc.	27	88,585
Square Enix Holdings Co., Ltd.	2,100	45,803
Stanley Electric Co., Ltd.	4,600	89,242
Sumco Corp.*	3,800	80,385
Sumitomo Chemical Co., Ltd.	52,000	254,310
Sumitomo Corp.	36,700	422,182
Sumitomo Electric Industries Ltd.	24,600	301,725
Sumitomo Heavy Industries Ltd.	18,000	107,904
Sumitomo Metal Industries Ltd.	110,000	333,170
Sumitomo Metal Mining Co., Ltd.	17,000	251,255
Sumitomo Mitsui Financial Group, Inc.	42,091	1,384,631
Sumitomo Realty & Development Co., Ltd.	13,000	247,518
Sumitomo Rubber Industries Ltd.	5,400	47,615
Sumitomo Trust & Banking Co., Ltd.	46,000	268,851
Suzuken Co., Ltd.	2,300	80,915
Suzuki Motor Corp.	11,600	255,338
Sysmex Corp.	1,082	63,288
T&D Holdings, Inc.	9,200	217,032
Taiheiyo Cement Corp.*	29,000	41,586
Taisei Corp.	35,000	77,157
Taisho Pharmaceutical Co., Ltd.	4,000	72,677
Taiyo Nippon Sanso Corp.	9,000	88,031
Takashimaya Co., Ltd.	10,000	82,088
Takeda Pharmaceutical Co., Ltd.	24,500	1,078,031
TDK Corp.	3,800	252,985
Teijin Ltd.	30,000	100,800
Terumo Corp.	5,500	292,445
The 77 Bank Ltd.	11,000	62,846
The Bank of Kyoto Ltd.	10,000	92,121
The Bank of Yokohama Ltd.	40,000	195,369
The Chiba Bank Ltd.	25,000	149,098
The Chugoku Bank Ltd.	6,000	80,955
The Furukawa Electric Co., Ltd.	21,000	109,229
The Gunma Bank Ltd.	13,000	71,907
The Hachijuni Bank Ltd.	13,258	75,256
The Hiroshima Bank Ltd.	16,000	67,376
The Iyo Bank Ltd.	8,000	75,888
The Joyo Bank Ltd.	21,000	93,695
The Shizuoka Bank Ltd.	20,000	174,398
The Suruga Bank Ltd.	7,000	62,451
THK Co., Ltd.	3,900	84,724
Tobu Railway Co., Ltd. (a)	26,000	144,362
Toho Co., Ltd.	3,600	58,004
Toho Gas Co., Ltd.	15,000	81,651
Tohoku Electric Power Co., Inc.	14,000	295,505
Tokio Marine Holdings, Inc.	23,700	667,624
Tokuyama Corp.	10,000	55,432
Tokyo Electric Power Co., Inc.	39,600	1,054,071
Tokyo Electron Ltd.	5,600	369,480
Tokyo Gas Co., Ltd.	76,000	334,961
Tokyo Steel Manufacturing Co., Ltd.	3,300	41,350
Tokyo Tatemono Co., Ltd.	9,000	32,211
Tokyu Corp.	37,000	154,778
Tokyu Land Corp.	16,000	60,793
TonenGeneral Sekiyu KK	9,000	75,969
Toppan Printing Co., Ltd.	18,000	162,573
Toray Industries, Inc.	43,000	251,247
Toshiba Corp.*	131,000	677,181
Tosoh Corp.	15,000	38,026
TOTO Ltd.	8,000	54,459
Toyo Seikan Kaisha Ltd.	5,000	88,494
Toyo Suisan Kaisha Ltd.	3,000	77,573
Toyoda Gosei Co., Ltd.	2,100	58,910
Toyota Boshoku Corp.	2,200	42,217
Toyota Industries Corp.	5,900	168,579
Toyota Motor Corp.	95,700	3,847,857
Toyota Tsusho Corp.	6,900	108,281
Trend Micro, Inc.	3,400	118,592
Tsumura & Co.	2,000	58,015
Ube Industries Ltd.	33,000	84,626
Unicharm Corp.	1,400	135,249
UNY Co., Ltd.	6,400	52,941
Ushio, Inc.	3,400	57,707
USS Co., Ltd.	800	54,207
West Japan Railway Co.	56	192,532
Yahoo! Japan Corp.	460	167,576
Yakult Honsha Co., Ltd.	3,000	80,884
Yamada Denki Co., Ltd.	2,860	211,132
Yamaguchi Financial Group, Inc.	7,000	76,402
Yamaha Corp.	5,000	64,282
Yamaha Motor Co., Ltd.*	7,400	110,940
Yamato Holdings Co., Ltd.	12,700	177,958
Yamato Kogyo Co., Ltd.	1,400	46,520
Yamazaki Baking Co., Ltd.	4,000	49,431
Yaskawa Electric Corp.	8,000	73,205
Yokogawa Electric Corp.	7,400	64,469

(Cost $64,760,567)		73,989,445
Luxembourg 0.6%
ArcelorMittal	28,026	1,231,730
Millicom International Cellular SA (SDR)	2,467	220,878
SES (FDR)	9,043	228,068
Tenaris SA (d)	15,400	330,785

(Cost $1,442,276)		2,011,461
Macau 0.0%
Sands China Ltd.* (Cost $86,322)	65,619	103,887
Malta 0.0%
BGP Holdings PLC* (Cost $0)	328,818	0
Mexico 0.0%
Fresnillo PLC (Cost $67,285)	5,844	75,231
Netherlands 4.5%
Aegon NV*	51,113	349,582
Akzo Nobel NV	7,598	433,535
ASML Holding NV (a)	13,955	496,806
Corio NV (REIT)	1,739	116,211
European Aeronautic Defence & Space Co.	13,289	266,845
Fugro NV (CVA)	2,236	146,284
Heineken Holding NV	3,501	155,845
Heineken NV	8,021	411,791
ING Groep NV (CVA)*	117,189	1,168,470
James Hardie Industries NV*	14,113	93,772
Koninklijke (Royal) KPN NV	54,681	866,996
Koninklijke (Royal) Philips Electronics NV (a)	31,653	1,016,218
Koninklijke Ahold NV	38,903	518,916
Koninklijke Boskalis Westminster NV	1,893	72,448
Koninklijke DSM NV	5,037	224,289
Koninklijke Vopak NV	1,024	80,532
QIAGEN NV*	7,204	165,964
Randstad Holding NV*	3,337	158,783
Reed Elsevier NV	23,650	287,740
Royal Dutch Shell PLC "A"	115,711	3,356,994
Royal Dutch Shell PLC "B"	87,972	2,426,220
SBM Offshore NV	5,338	106,907
TNT NV	12,054	345,970
Unilever NV (CVA)	53,195	1,610,719
Wolters Kluwer NV	9,093	197,337

(Cost $12,566,788)		15,075,174
New Zealand 0.1%
Auckland International Airport Ltd.	26,139	35,984
Contact Energy Ltd.*	10,939	49,665
Fletcher Building Ltd.	19,694	116,635
Sky City Entertainment Group Ltd.	17,085	38,977
Telecom Corp. of New Zealand Ltd.	63,154	97,505

(Cost $268,334)		338,766
Norway 0.7%
DnB NOR ASA*	28,927	329,647
Norsk Hydro ASA*	22,400	170,678
Orkla ASA	25,120	222,068
Renewable Energy Corp. ASA*	10,736	50,203
Statoil ASA	36,617	851,339
Telenor ASA*	27,000	366,075
Yara International ASA	6,200	269,027

(Cost $1,055,429)		2,259,037
Portugal 0.3%
Banco Comercial Portugues SA (Registered)	76,512	85,067
Banco Espirito Santo SA (Registered)*	17,119	92,447
Brisa Auto-Estradas de Portugal SA	5,896	50,046
CIMPOR - Cimentos de Portugal, SGPS, SA	7,704	58,243
EDP - Energias de Portugal SA	56,695	225,142
Galp Energia, SGPS, SA "B"	5,026	87,324
Jeronimo Martins, SGPS, SA	7,291	73,913
Portugal Telecom, SGPS, SA (Registered)	19,000	212,254

(Cost $760,047)		884,436
Singapore 1.4%
Ascendas Real Estate Investment Trust (REIT)	48,200	66,128
CapitaLand Ltd.	83,125	235,394
CapitaMall Trust (REIT)	71,870	90,702
CapitaMalls Asia Ltd.*	44,360	71,529
City Developments Ltd.	16,000	121,043
ComfortDelGro Corp., Ltd.	61,000	67,949
Cosco Corp., (Singapore) Ltd.	33,000	29,172
DBS Group Holdings Ltd.	56,272	574,405
Fraser & Neave Ltd.	31,488	107,567
Golden Agri-Resources Ltd.*	215,373	89,019
Jardine Cycle & Carriage Ltd.	4,604	96,510
Keppel Corp., Ltd.	41,500	270,167
Neptune Orient Lines Ltd.	26,000	37,253
Olam International Ltd.	38,898	71,834
Oversea-Chinese Banking Corp., Ltd.	82,960	515,666
SembCorp Industries Ltd.	33,449	98,552
SembCorp Marine Ltd.	26,600	79,537
Singapore Airlines Ltd.	17,670	192,539
Singapore Exchange Ltd.	28,000	152,890
Singapore Press Holdings Ltd.	51,758	141,150
Singapore Technologies Engineering Ltd.	44,000	100,184
Singapore Telecommunications Ltd.	260,301	591,261
StarHub Ltd.	20,000	32,704
United Overseas Bank Ltd.	39,448	541,051
UOL Group Ltd.	16,544	46,047
Wilmar International Ltd.	41,000	195,884
Yangzijiang Shipbuilding Holdings Ltd.	53,569	44,305

(Cost $2,787,773)		4,660,442
Spain 3.8%
Abertis Infraestructuras SA	9,192	176,589
Acciona SA	796	88,416
Acerinox SA	4,586	90,373
ACS, Actividades de Construccion y Servicios SA	4,686	215,948
Banco Bilbao Vizcaya Argentaria SA	116,214	1,588,424
Banco de Sabadell SA	29,076	160,478
Banco de Valencia SA	6,924	44,121
Banco Popular Espanol SA	28,694	211,075
Banco Santander SA	266,202	3,532,514
Bankinter SA	9,353	77,896
Criteria Caixacorp SA	26,933	133,507
EDP Renovaveis SA*	7,120	55,580
Enagas	5,709	125,461
Ferrovial SA	13,794	134,335
Fomento de Construcciones y Contratas SA	1,296	47,487
Gamesa Corp. Tecnologica SA	6,073	83,361
Gas Natural SDG SA	7,307	135,029
Gestevision Telecinco SA	3,125	49,074
Grifols SA	4,444	66,523
Iberdrola Renovables SA	28,188	117,155
Iberdrola SA	120,030	1,016,485
Iberia Lineas Aereas de Espana SA*	15,548	54,256
Indra Sistemas SA	3,035	62,159
Industria de Diseno Textil SA	7,122	468,919
Mapfre SA	24,682	90,493
Red Electrica Corporacion SA	3,554	190,825
Repsol YPF SA	23,882	565,663
Sacyr Vallehermoso SA*	2,846	25,146
Telefonica SA	138,236	3,271,258
Zardoya Otis SA	4,518	78,327

(Cost $9,321,454)		12,956,877
Sweden 2.7%
Alfa Laval AB (a)	11,003	162,099
Assa Abloy AB "B"	10,187	199,555
Atlas Copco AB "A"	21,838	339,105
Atlas Copco AB "B"	12,680	177,921
Electrolux AB "B" (a)	7,830	179,128
Getinge AB "B"	6,728	161,426
Hennes & Mauritz AB "B"	16,689	1,079,704
Holmen AB "B" (a)	1,734	46,575
Husqvarna AB "B"*	13,298	96,586
Investor AB "B"	14,924	286,515
Kinnevik Investment AB "B"	7,451	137,042
Lundin Petroleum AB*	7,230	61,253
Nordea Bank AB (a)	105,413	1,039,734
Ratos AB "B"	3,044	100,845
Sandvik AB	32,898	411,671
Scania AB "B"	10,427	165,088
Securitas AB "B"	10,591	113,022
Skandinaviska Enskilda Banken AB "A"*	49,551	316,955
Skanska AB "B"	12,996	236,368
SKF AB "B"	12,763	227,034
SSAB AB "A" (a)	5,899	106,169
SSAB AB "B" (a)	2,721	44,212
Svenska Cellulosa AB "B"	18,621	262,733
Svenska Handelsbanken AB "A"	15,963	467,511
Swedbank AB "A"*	19,921	204,213
Swedish Match AB	8,221	196,246
Tele2 AB "B"	9,663	161,437
Telefonaktiebolaget LM Ericsson "B"	97,418	1,019,792
TeliaSonera AB	73,298	520,606
Volvo AB "A"	14,353	141,825
Volvo AB "B"	35,495	356,333

(Cost $4,899,878)		9,018,703
Switzerland 8.2%
ABB Ltd. (Registered)*	72,114	1,574,215
Actelion Ltd. (Registered)*	3,261	148,140
Adecco SA (Registered)	4,019	228,333
Aryzta AG	2,649	116,125
Baloise Holding AG (Registered)	1,644	145,924
BKW FMB Energie AG	431	32,014
Compagnie Financiere Richemont SA "A"	17,059	661,303
Credit Suisse Group AG (Registered)	36,710	1,887,495
GAM Holding Ltd.	6,990	85,789
Geberit AG (Registered)	1,269	226,976
Givaudan SA (Registered)	252	221,014
Holcim Ltd. (Registered)	8,007	595,900
Julius Baer Group Ltd.	6,749	244,674
Kuehne & Nagel International AG (Registered)	1,756	177,426
Lindt & Spruengli AG	28	66,199
Lindt & Spruengli AG (Registered)	4	108,331
Logitech International SA (Registered)*	5,943	97,422
Lonza Group AG (Registered)	1,455	118,759
Nestle SA (Registered)	113,219	5,792,427
Nobel Biocare Holding AG (Registered)	4,034	107,778
Novartis AG (Registered)	68,876	3,722,473
Pargesa Holding SA (Bearer)	884	74,998
Roche Holding AG (Genusschein)	22,932	3,721,354
Schindler Holding AG	1,583	139,519
Schindler Holding AG (Registered)	700	60,746
SGS SA (Registered)	179	246,986
Sonova Holding AG (Registered)	1,512	187,947
STMicroelectronics NV (a)	22,316	221,671
Straumann Holding AG (Registered)	254	63,226
Swatch Group AG (Bearer)	1,005	320,841
Swatch Group AG (Registered)	1,409	83,868
Swiss Life Holding AG (Registered)*	941	123,514
Swiss Reinsurance Co., Ltd. (Registered)*	11,270	554,233
Swisscom AG (Registered)	762	278,219
Syngenta AG (Registered)	3,072	853,878
Synthes, Inc.	1,961	244,901
UBS AG (Registered)*	116,145	1,885,619
Xstrata PLC*	62,226	1,181,829
Zurich Financial Services AG	4,807	1,233,588

(Cost $16,693,186)		27,835,654
United Kingdom 18.5%
3i Group PLC	30,807	136,037
Admiral Group PLC	6,073	121,588
AMEC PLC	10,802	130,770
Anglo American PLC*	43,032	1,879,758
Antofagasta PLC	13,183	208,345
Associated British Foods PLC	11,446	169,828
AstraZeneca PLC	47,294	2,111,192
Autonomy Corp. PLC*	7,033	194,707
Aviva PLC	89,529	523,066
BAE Systems PLC	115,478	651,901
Balfour Beatty PLC	22,297	98,974
Barclays PLC	372,398	2,027,709
BG Group PLC	109,677	1,894,678
BHP Billiton PLC	72,040	2,468,292
BP PLC	611,758	5,793,350
British Airways PLC* (a)	17,946	66,239
British American Tobacco PLC	65,211	2,248,875
British Land Co. PLC (REIT)	27,993	204,278
British Sky Broadcasting Group PLC	37,212	340,850
BT Group PLC	252,990	475,220
Bunzl PLC	10,766	117,679
Burberry Group PLC	14,663	159,094
Cable & Wireless Worldwide PLC*	83,728	116,893
Cairn Energy PLC*	45,480	287,389
Capita Group PLC	20,415	234,548
Carnival PLC	5,329	218,486
Centrica PLC	167,280	745,484
Cobham PLC	37,956	147,883
Compass Group PLC	60,429	482,674
Diageo PLC	81,387	1,368,486
Drax Group PLC	11,388	64,614
Eurasian Natural Resources Corp. (e)	8,400	152,197
FirstGroup PLC	15,714	85,690
G4S PLC	40,381	160,336
GlaxoSmithKline PLC	169,350	3,249,812
Hammerson PLC (REIT)	22,694	135,403
Home Retail Group PLC	28,789	118,505
HSBC Holdings PLC	565,916	5,737,421
ICAP PLC	16,991	96,166
Imperial Tobacco Group PLC	33,191	1,014,422
Inmarsat PLC	14,252	163,600
InterContinental Hotels Group PLC	8,429	131,862
International Power PLC	49,659	239,981
Invensys PLC	26,679	137,673
Investec PLC	13,779	112,645
J Sainsbury PLC	39,155	195,067
Johnson Matthey PLC	7,014	186,027
Kazakhmys PLC*	7,132	165,581
Kingfisher PLC	77,037	250,852
Land Securities Group PLC (REIT)	24,654	253,353
Legal & General Group PLC	191,234	255,125
Liberty International PLC (REIT)	16,208	123,790
Lloyds Banking Group PLC	1,210,043	1,153,562
London Stock Exchange Group PLC	5,196	55,983
Lonmin PLC*	5,037	155,961
Man Group PLC	55,861	204,923
Marks & Spencer Group PLC	51,525	289,596
National Grid PLC	80,317	782,328
Next PLC	6,430	211,309
Old Mutual PLC*	171,616	318,800
Pearson PLC	26,469	415,952
Petrofac Ltd.	6,580	120,132
Prudential PLC	82,379	683,615
Reckitt Benckiser Group PLC	19,894	1,094,734
Reed Elsevier PLC	39,600	316,824
Rexam PLC	28,455	126,303
Rio Tinto PLC	44,754	2,650,661
Rolls-Royce Group PLC*	60,490	546,978
Royal Bank of Scotland Group PLC*	557,317	370,792
RSA Insurance Group PLC	112,216	217,008
SABMiller PLC	30,806	903,825
Schroders PLC	3,819	81,499
Scottish & Southern Energy PLC	30,057	501,783
Segro PLC (REIT)	23,939	116,037
Serco Group PLC	16,202	147,599
Severn Trent PLC	7,488	135,835
Shire PLC	18,279	403,493
Smith & Nephew PLC	28,841	287,833
Smiths Group PLC	12,688	218,934
Standard Chartered PLC	65,603	1,787,740
Standard Life PLC	72,081	218,805
Tesco PLC	258,974	1,712,285
The Sage Group PLC	43,321	157,292
Thomas Cook Group PLC	28,002	114,737
Tomkins PLC	28,347	101,649
Tui Travel PLC	18,245	83,404
Tullow Oil PLC	28,862	546,558
Unilever PLC	41,910	1,229,303
United Utilities Group PLC	22,254	188,945
Vedanta Resources PLC	4,451	187,796
Vodafone Group PLC	1,716,246	3,971,064
Whitbread PLC	5,725	127,877
William Morrison Supermarkets PLC	68,605	305,685
Wolseley PLC*	9,262	223,997
WPP PLC	40,978	424,318

(Cost $53,406,131)		62,548,149

Total Common Stocks (Cost $256,470,986)		332,221,139
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	1,705	60,356
Fresenius SE	2,627	198,370
Henkel AG & Co. KGaA	5,823	313,558
Porsche Automobil Holding SE	2,854	174,236
RWE AG	1,277	104,990
Volkswagen AG	4,803	440,713

Total Preferred Stocks (Cost $948,755)		1,292,223
Rights 0.0%
Germany
Volkswagen AG, Expiration Date 4/9/2010* (Cost $0)	4,364	2,888
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.22% (f) (g) (Cost $7,535,355)	7,535,355	7,535,355
Cash Equivalents 0.6%
Central Cash Management Fund, 0.16% (f) (Cost $1,999,419)	1,999,419	1,999,419

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $266,954,515) †	101.4	343,051,024
Other Assets and Liabilities, Net	(1.4)	(4,833,770)

Net Assets	100.0	338,217,254

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $275,242,898.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $67,808,126.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $102,295,624 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,487,498.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $7,191,634 which is 2.1% of net assets.
(b)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Security is listed in country of domicile. Significant business activities of company are in Argentina.
(e)	Security is listed in country of domicile. Significant business activities of company are in Kazakhstan.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
PPS: Price Protected Shares
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
VVPR: Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)
At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

ASX SPI 200 Index	AUD	6/17/2010	5	559,652	941
DJ Euro Stoxx 50 Index	EUR	6/18/2010	46	1,771,324	2,269
FTSE 100 Index	GBP	6/18/2010	13	1,106,811	2,246
Hang Seng Index	HKD	4/29/2010	1	136,716	625
TOPIX Index	JPY	6/11/2010	10	1,045,566	44,400
Total unrealized appreciation					50,481

At March 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	432,000	CHF	462,542	6/16/2010	6,963	UBS AG
USD	150,000	CHF	159,383	6/16/2010	1,258	UBS AG
USD	579,000	AUD	638,464	6/16/2010	6887	UBS AG
USD	75,000	GBP	50,112	6/16/2010	1,010	Citigroup, Inc.
USD	550,000	GBP	366,677	6/16/2010	6,172	Citigroup, Inc.
EUR	1,925,518	USD	2,604,922	6/16/2010	4,104	Citigroup, Inc.
JPY	224,930,250	USD	2,500,000	6/16/2010	93,028	HSBC Bank USA
Total unrealized appreciation					119,422

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	150,000	AUD	164,666	6/16/2010	(206)	Citigroup, Inc.
USD	2,750,000	JPY	248,578,825	6/16/2010	(91,119))	Citigroup, Inc.
USD	100,000	EUR	73,161	6/16/2010	(1,180)	UBS AG
USD	2,970,000	EUR	2,176,389	6/16/2010	(30,329)	UBS AG
USD	450,000	GBP	295,308	6/16/2010	(2,079)	HSBC Bank USA
USD	100,000	JPY	9,059,260	6/16/2010	(3,057)	Citigroup, Inc.
USD	500,000	JPY	45,285,450	6/16/2010	(15,402)	UBS AG
AUD	882,577	USD	800,000	6/16/2010	(2,866)	HSBC Bank USA
CHF	422,988	USD	400,000	6/16/2010	(1,425)	Citigroup, Inc.
GBP	663,976	USD	1,000,000	6/16/2010	(7,112)	UBS AG
USD	248,000	HKD	1,923,058	6/17/2010	(319)	Citigroup, Inc.
Total unrealized depreciation					(155,094)

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar
GBP	British Pound

At March 31, 2010 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	84,302,792	25.3%
Industrials	39,322,577	11.8%
Materials	35,081,094	10.5%
Consumer Staples	33,334,230	10.0%
Consumer Discretionary	33,062,079	9.9%
Health Care	27,134,797	8.1%
Energy	26,723,238	8.0%
Utilities	18,636,702	5.6%
Telecommunication Services	18,384,522	5.5%
Information Technology	17,534,219	5.3%
Total	333,516,250	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$—	$28,832,681	$—	$28,832,681
Austria	—	1,046,744	—	1,046,744
Belgium	—	3,203,104	—	3,203,104
Bermuda	—	212,613	—	212,613
Channel Islands	—	321,646	—	321,646
Cyprus	—	118,372	—	118,372
Denmark	—	3,149,024	—	3,149,024
Finland	—	4,119,631	—	4,119,631
France	—	33,553,759	—	33,553,759
Germany	63,244	26,022,203	—	26,085,447
Greece	—	1,356,888	—	1,356,888
Hong Kong	—	8,043,429	—	8,043,429
Ireland	—	1,206,798	—	1,206,798
Italy	—	10,508,852	—	10,508,852
Japan	—	73,989,445	—	73,989,445
Luxembourg	—	2,011,461	—	2,011,461
Macau	—	103,887	—	103,887
Malta	—	0	—	0
Mexico	—	75,231	—	75,231
Netherlands	—	15,075,174	—	15,075,174
New Zealand	—	338,766	—	338,766
Norway	—	2,259,037	—	2,259,037
Portugal	—	884,436	—	884,436
Singapore	—	4,660,442	—	4,660,442
Spain	—	12,956,877	—	12,956,877
Sweden	—	9,018,703	—	9,018,703
Switzerland	—	27,835,654	—	27,835,654
United Kingdom	—	62,548,149	—	62,548,149
Short Term Investments(h)	9,534,774	—	—	9,534,774
Derivatives(i)	50,481	119,422	—	169,903
Total	$9,648,499	$333,572,428	$—	$343,220,927
Liabilities
Derivatives(i)	$—	$(155,094)	$—	$(155,094)
Total	$—	$(155,094)	$—	$(155,094)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments
	Ireland	Italy	Japan	Singapore	Total
Balance as of December 31, 2009	$0	$10,653	$2,479	$1,579	$14,711
Realized gains (loss)	(402,686)	2,786	—	1,081	(398,819)
Change in unrealized appreciation (depreciation)	402,686	(10,653)	(2,479)	(1,579)	387,975
Amortization premium/discount	—	—	—	—	—
Net purchase (sales)	0	(2,786)	0	(1,081)	(3,867)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of March 31, 2010	$—	$—	$—	$—	$—
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2010	$—	$—	$—	$—	$—

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$50,481	$—
Foreign Exchange Contracts	$—	$(35,672)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010